Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Major components of tax expense (income) [abstract]
Deferred tax liabilities	$ (8,632)	$ (9,962)
Deferred tax assets	5,997	7,247
Total	$ (2,635)	$ (2,715)